INTANGIBLE ASSETS - Goodwill (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 7,992,700	$ 2,040,402
Goodwill recorded in connection with Cablevision Acquisition	20,687	5,838,959
Adjustments to purchase accounting relating to Cequel Acquisition	3,213	113,339
Goodwill, ending balance	$ 7,993,499	$ 7,992,700